Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2017	2018
Unsecured loans:
with a weighted-average interest rate of 7.29%	64,046
with a weighted-average interest rate of 3.95%		64,480
Secured loans:
with a weighted-average interest rate of 0.00%	20,000
with a weighted-average interest rate of 0.12%		27
Repurchase agreement:
with a weighted-average interest rate of 0.01%	310,609
with a weighted-average interest rate of 0.18%		335,586
Secured call money:
with a weighted-average interest rate of (0.08)%	70,000
with a weighted-average interest rate of (0.07)%		96,000

	464,655	496,093

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2017	2018
Unsecured loans, representing obligations principally to banks:
Due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum	63,248
Due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum		49,454
Unsecured 0.43% bonds, due 2018	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 0.05% bonds, due 2019	69,793	69,879
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 0.23% bonds, due 2021	89,670	89,744
Unsecured 0.11% bonds, due 2022		10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.22% bonds, due 2025		10,000
Unsecured 0.42% bonds, due 2026	24,887	24,899
Unsecured zero coupon convertible bonds, due 2022	120,000	119,976
Secured 0.00% loans, due 2019 to 2020	70,000
Secured 0.00% loans, due 2019 to 2022		170,002
Capital lease obligations and other:
Due 2017 to 2027, with interest rates ranging from 0.36% to 8.90% per annum	34,224
Due 2018 to 2047, with interest rates ranging from 0.36% to 11.88% per annum		52,929
Guarantee deposits received	11,764	10,790

	734,886	848,973
Less — Portion due within one year	53,424	225,522

	681,462	623,451

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2019	225,522
2020	155,490
2021	58,620
2022	204,428
2023	16,437
Later fiscal years	188,476

Total	848,973